Marketable Securities (Details) - USD ($) $ in Thousands		Dec. 31, 2018	Dec. 31, 2017
Investments, Debt and Equity Securities [Abstract]
Fair value through profit or loss	[1]	$ 1,156	$ 1,209
Available-for-sale		8,757	12,929
Marketable securities, Total		$ 9,913	$ 14,138

[1]	The Group recognized trading gains in the amount of $ 53 during the year ended December 31, 2018.